SHARE BASED COMPENSATION - Carrying Unit Award Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Time Vesting Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	168,550,001	192,800,000
Granted (in shares)		28,025,000
Forfeited (in shares)	(3,500,001)	(7,854,166)
Vested (in shares)		(44,420,833)
Ending balance (in shares)	165,050,000	168,550,001
Performance Based Vesting Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	10,000,000	10,000,000
Granted (in shares)		0
Forfeited (in shares)	0	0
Vested (in shares)		0
Ending balance (in shares)	10,000,000	10,000,000
Carry Unit Awards
Weighted Average Grant Date Fair Value
Balance at beginning of period, weighted average grant date fair value (in dollars per share)	$ 0.71	$ 0.37
Granted weighted average grant date fair value (in dollars per share)		3.14
Forfeited weighted average grant date fair value (in dollars per share)	0.86	0.37
Vested weighted average grant date fair value (in dollars per share)		0.41
Balance at end of period, weighted average grant date fair value (in dollars per share)	$ 0.71	$ 0.71